Schedule of Reconciliation of Exploration And Evaluation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Exploration And Evaluation
Opening balance	$ 81,070,075	$ 56,702,626
Additions	10,974,363	22,157,270
Revaluation due to foreign exchange	73,312	2,210,179
Carrying amount at end of year	$ 92,117,750	$ 81,070,075